Annual Total Returns [BarChart] - First Trust Water ETF - First Trust Water ETF	May 03, 2021
Bar Chart Table:
2011	(5.62%)
2012	26.83%
2013	30.91%
2014	0.36%
2015	(9.81%)
2016	32.21%
2017	24.25%
2018	(8.89%)
2019	37.11%
2020	21.20%